Differences Between Financial Statements and Form 5500 - Reconciliation of Net Assets Available for Benefit (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP 078
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 2,261,877,996	$ 1,944,535,515	$ 1,795,512,150
EBP 002
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	2,261,877,996	1,944,535,515
Deemed distributions outstanding	0	(95,458)
Net assets available for benefits per Form 5500	$ 2,261,877,996	$ 1,944,440,057